8. Segment Reporting	3 Months Ended
Sep. 23, 2018
Segment Reporting [Abstract]
Segment Reporting
(8)	Segment Reporting

The Company has three reportable operating segments as determined by management using the “management approach” as defined by the authoritative guidance on Disclosures about Segments of an Enterprise and Related Information: (1) Pizza Inn Franchising, (2) Pie Five Franchising and (3) Company-Owned Restaurants. These segments are a result of differences in the nature of the products and services sold. Corporate administration costs, which include, but are not limited to, general accounting, human resources, legal and credit and collections, are partially allocated to the three operating segments. Other revenue consists of non-recurring items.

The Pizza Inn and Pie Five Franchising segments establish franchisees, licensees and territorial rights. Revenue for this segment is derived from franchise royalties, franchise fees, sale of area development and foreign master license rights and incentive payments from third party suppliers and distributors. Assets for this segment include equipment, furniture and fixtures.

The Company-Owned Restaurant segment includes sales and operating results for all Company-owned restaurants. Assets for this segment include equipment, furniture and fixtures for the Company-owned restaurants.

Corporate administration and other assets primarily include cash and short-term investments, as well as furniture and fixtures located at the corporate office and trademarks and other intangible assets. All assets are located within the United States.

Summarized in the following table are net sales and operating revenues, depreciation and amortization expense, income from continuing operations before taxes, capital expenditures and assets for the Company's reportable segments as of the three months ended September 23, 2018 and September 24, 2017 (in thousands):

	Three Months Ended
	September 23,	September 24,
	2018	2017
Net sales and operating revenues:
Pizza Inn Franchising	$1,904	$1,774
Pie Five Franchising	963	1,483
Company-Owned Restaurants (Note 1)	114	2,175
Interest income	10	1
Consolidated revenues	$2,991	$5,433

Depreciation and amortization:
Pizza Inn Franchising	$—	$—
Pie Five Franchising	—	—
Company-Owned Restaurants (Note 1)	31	200
Combined	31	200
Corporate administration and other (Note 2)	108	114
Depreciation and amortization	$139	$314

Income/(Loss) from continuing operations before taxes:
Pizza Inn Franchising	$1,347	$1,478
Pie Five Franchising	459	1,139
Company-Owned Restaurants (Note 1)	(129)	(838)
Combined	1,677	1,779
Corporate administration and other	(1,519)	(1,898)
Income/(loss) from continuing operations before taxes	$158	$(119)

Geographic information (revenues):
United States	$2,894	$5,355
Foreign countries	97	78
Consolidated total	$2,991	$5,433

Notes:
(1) Company stores that were closed are included in discontinued operations in the accompanying Condensed Consolidated Statement of Operations.
(2) Portions of corporate administration and other have been allocated to segments.